Financial instruments - Liabilities Mature (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013
Derivative [Line Items]
Long term debt obligations	1,255,588
Advances in aid of construction	78,936
Interest on long term debt	416,823
Accounts payable and due to related parties	156,905
Environmental obligation	77,729
Derivative financial instruments:
Cross- currency swap	7,947
Interest rate swaps	3,180
Energy derivative and commodity contracts	4,777
Capital lease payments	4,044
Other obligations	21,135
Total obligations	2,027,064
Due less than 1 year
Derivative [Line Items]
Long term debt obligations	8,339
Advances in aid of construction	1,239
Interest on long term debt	54,804
Accounts payable and due to related parties	156,905
Environmental obligation	10,111
Derivative financial instruments:
Interest rate swaps	1,936
Energy derivative and commodity contracts	240
Capital lease payments	125
Other obligations	7,326
Total obligations	241,025
Due 2 to 3 years
Derivative [Line Items]
Long term debt obligations	147,076
Interest on long term debt	103,605
Environmental obligation	45,158
Derivative financial instruments:
Interest rate swaps	1,244
Energy derivative and commodity contracts	72
Capital lease payments	3,919
Other obligations	0
Total obligations	301,074
Due 4 to 5 years
Derivative [Line Items]
Long term debt obligations	171,907
Interest on long term debt	89,966
Environmental obligation	3,912
Derivative financial instruments:
Energy derivative and commodity contracts	0
Other obligations	0
Total obligations	265,785
Due after 5 years
Derivative [Line Items]
Long term debt obligations	928,266
Advances in aid of construction	77,697
Interest on long term debt	168,448
Environmental obligation	18,548
Derivative financial instruments:
Cross- currency swap	7,947
Energy derivative and commodity contracts	4,465
Other obligations	13,809
Total obligations	1,219,180